PACE Select

Prospectus & SAI Supplement

PACE® Select Advisors Trust

PACE® Large Co Value Equity Investments

PACE® International Equity Investments

Supplement to the prospectuses relating to Class A, Class C and Class Y shares (the "Multi-Class Prospectus"), and Class P shares (the "Class P Prospectus") (collectively, the "Prospectuses") and the Statement of Additional Information ("SAI"), each dated November 28, 2012, as supplemented to date

September 17, 2013

Dear Investor,

The purpose of this supplement is to update certain information regarding the following series of PACE Select Advisors Trust (the "Trust"): PACE Large Co Value Equity Investments and PACE International Equity Investments (each a "fund" and together the "funds").

First, this supplement updates information regarding the investment advisory arrangements for PACE Large Co Value Equity Investments. At the recommendation of UBS Global Asset Management (Americas) Inc. ("UBS Global AM"), the fund's manager, the Trust's Board has appointed Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") to serve as a new, additional investment advisor to the fund. Los Angeles Capital assumed investment advisory responsibility with respect to a portion of the fund's portfolio effective on September 11, 2013. Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena") and Robeco Investment Management, Inc. ("Robeco") will continue to serve as the fund's other investment advisors. These changes are described in greater detail below.

Second, this supplement updates information regarding the investment advisory arrangements for PACE International Equity Investments. At the recommendation of UBS Global AM, the Trust's Board has appointed Los Angeles Capital to serve as a new, additional investment advisor to the fund. Los Angeles Capital assumed investment advisory responsibility with respect to a portion of the fund's portfolio effective on September 13, 2013. In addition, at the recommendation of UBS Global AM, the Trust's Board has terminated J.P. Morgan Investment Management Inc. ("J.P. Morgan") with respect to its Research Enhanced Index strategy mandate (J.P. Morgan still manages a separate sleeve of the fund, under a separate sub-advisory contract), effective as of the close of business on September 13, 2013. J.P. Morgan, with respect to its Europe, Australasia, and Far East Opportunities strategy, Chautauqua Capital Management, LLC ("Chautauqua") and Mondrian Investment Partners Limited ("Mondrian") will continue to serve as the fund's other investment advisors. The changes are described in greater detail below.

Effective immediately, the Prospectuses and SAI are hereby revised as follows:

I.  PACE Large Co Value Equity Investments

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P

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Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") currently serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Management process" beginning on page 32 of the Multi-Class Prospectus and page 31 of the Class P Prospectus is revised by adding the following as the final paragraph of that section:

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" on page 33 of each of the Multi-Class Prospectus and Class P Prospectus is revised by inserting the following right before the final sentence of the first paragraph:

Los Angeles Capital assumed day-to-day management of a separate portion of the fund's assets on September 11, 2013.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Investment manager and advisors" on page 34 of the Multi-Class Prospectus and page 33 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager. ICAP, Pzena, Robeco and Los Angeles Capital serve as the fund's investment advisors.

The section captioned "PACE Large Co Value Equity Investments Fund summary" and sub-headed "Portfolio managers" on page 34 of the Multi-Class Prospectus and page 33 of the Class P Prospectus is revised by adding the following as the final bullet point of that section:

•  Los Angeles Capital—Thomas D. Stevens, CFA, Chairman and Principal, Hal W. Reynolds, CFA, Chief Investment Officer and Principal, and Daniel E. Allen, CFA, Director of Global Equities and Principal, have been portfolio managers of the fund since September, 2013.

The section captioned "More information about the funds—PACE Large Co Value Equity Investments" and sub-headed "Management process" beginning on page 79 of the Multi-Class Prospectus and page 78 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") currently serve as the fund's investment advisors.

The section captioned "More information about the funds—PACE Large Co Value Equity Investments" and sub-headed "Management process" beginning on page 79 of the Multi-Class Prospectus and page 78 of the Class P Prospectus is revised by adding the following after the fifth paragraph of that section:

In managing its segment of the fund's assets, Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of global equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. The portfolio is rebalanced periodically using the quantitative model. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark.

While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital's forecasts will change accordingly. Los Angeles Capital closely monitors its short positions and borrowing costs. In addition, Los Angeles Capital will ordinarily seek to almost fully invest its segment of the fund's portfolio.

The section captioned "Management" and sub-headed "PACE Large Co Value Equity Investments" beginning on page 121 of the Multi-Class Prospectus and page 116 of the Class P Prospectus is revised by replacing the first sentence of the first paragraph of that section in its entirety with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") serve as investment advisors for PACE Large Co Value Equity Investments.

The section captioned "Management" and sub-headed "PACE Large Co Value Equity Investments" beginning on page 121 of the Multi-Class Prospectus and page 116 of the Class P Prospectus is revised by adding the following as the final paragraphs of that section:

Los Angeles Capital is located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025, and has been in the investment management business since 2002. As of June 30, 2013, Los Angeles Capital had approximately $11.2 billion in assets under management. Los Angeles Capital uses a team approach in managing its portion of the fund's portfolio. Thomas D. Stevens, CFA, Hal W. Reynolds, CFA, and Daniel E. Allen, CFA share authority and responsibility for research and the day-to-day management of the fund's portfolio.

Thomas D. Stevens, CFA, Chairman and Principal, co-founded Los Angeles Capital in 2002. He is responsible for setting the firm's strategic goals and is also an integral member of the firm's portfolio management team. He has worked in investment management and has managed portfolios since 1976. Hal W. Reynolds, CFA, Chief Investment Officer and Principal, co-founded Los Angeles Capital in 2002. He oversees Los Angeles Capital's investment process and works closely with Los Angeles Capital's Director of Research to enhance elements of the stock selection, portfolio construction and trading processes. He has worked in investment management since 1982 and has managed investment portfolios since 1998. Daniel E. Allen, CFA, Director of Global Equities and Principal, joined Los Angeles Capital in 2009. He is responsible for developing global equity applications for clients and is a senior member of the Portfolio Management team and a member of the firm's Investment Committee. Previously, he was with Wilshire Associates Incorporated and Wilshire Consulting Division from 1983 to 1989 and again from 1993 to 2009. He has worked in investment management since 1983 and has worked with equity management, private markets asset management and in consulting.

The section captioned "The funds and their investment policies" and sub-headed "PACE Large Co Value Equity Investments" on page 10 of the SAI is revised by replacing the second sentence of the first paragraph of that section with the following:

Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") currently serve as the fund's investment advisors.

The section captioned "Investment advisory arrangements" and sub-headed "PACE Large Co Value Equity Investments" on page 98 of the SAI is revised by replacing that section in its entirety with the following:

Under the current Advisory Agreements for this fund with Institutional Capital LLC ("ICAP"), Pzena Investment Management, LLC ("Pzena"), Robeco Investment Management, Inc. ("Robeco") and Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital"), UBS Global AM (not the fund) pays each of ICAP, Pzena, Robeco and Los Angeles Capital a fee based on the fund's average daily net assets that each manages (and in Pzena's case it may receive a maximum fee depending on its assets under management). For the fiscal years ended July 31, 2012, July 31, 2011, and July 31, 2010, UBS Global AM paid or accrued aggregate investment advisory fees to the fund's investment advisor(s) of $3,842,952, $4,068,928 and $3,811,814, respectively, which represented approximately 0.34%, 0.34% and 0.34%, respectively, of the fund's net assets. The accrued investment advisory fees and percentages above reflect the fee schedule(s) in effect during the periods.

ICAP is a wholly-owned subsidiary of NYLIM, a subsidiary of the New York Life Insurance Company. Pzena is the operating company of Pzena Investment Management, Inc., a publicly traded company whose shares are listed on the New York Stock Exchange. Pzena was founded in 1995 by Richard Pzena and began managing assets on January 1, 1996. Robeco is a wholly-owned subsidiary of Robeco Groep N.V. ("Robeco Group"), a Dutch investment management firm headquartered in Rotterdam, the Netherlands. ORIX Corporation, a publicly traded financial services group based in Tokyo, Japan, is the majority owner of Robeco Group. Los Angeles Capital is a California Subchapter S corporation founded in 2002 and is wholly-owned by its working principals.

In the section captioned "Proxy voting policies and procedures," the heading "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC and Robeco Investment Management, Inc." on page 124 of the SAI is replaced with the following:

PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc.

The section captioned "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc." beginning on page 124 of the SAI is revised by adding the following as the final subsection of that section:

Los Angeles Capital Management and Equity Research, Inc. Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") has hired Glass, Lewis & Co., LLC ("Glass Lewis") to act as an independent voting agent on the firm's behalf. Glass Lewis provides objective proxy analysis and voting recommendations on all proposals and is designed to assist investors in mitigating risk and improving long-term value. Los Angeles Capital's Proxy Committee (the "Committee") is charged with oversight of Los Angeles Capital's proxy voting policies and procedures and for approving and adopting Glass Lewis' guidelines. Los Angeles Capital has adopted Glass Lewis' U.S. and International Proxy Paper Guidelines. However, Los Angeles Capital retains the right to ultimately cast each vote on a case-by-case basis, taking into consideration the contractual obligations under the advisory agreement and all other relevant facts and circumstances at the time of the vote.

A client may issue directives regarding how particular proxy issues are to be voted for the client's portfolio holdings. Los Angeles Capital requires that the advisory contract provide such direction, including instructions as to how those votes will be managed, particularly where they differ from Los Angeles Capital's policies. While Los Angeles Capital will accept direction from clients on specific proxy issues for their own account, Los Angeles Capital reserves the right to maintain its standard position on all other client accounts. Los Angeles Capital also reserves the right to abstain from voting a client proxy if it concludes that the effect on shareholders' economic interests or the value of the portfolio holding is indeterminable or insignificant, or if the costs of voting such proxy are unjustifiable.

Los Angeles Capital does not actively engage in shareholder activism, such as dialogue with management with respect to pending proxy voting issues. Los Angeles Capital abstains from voting proxies for securities that participate in a securities lending program and are out on loan or are in a country that participates in share blocking because it is disruptive to the management of the portfolio.

Los Angeles Capital attempts to minimize the risk of conflicts by adopting the policies of an independent third party. Glass Lewis takes precautions to ensure its research is objective at all times and under all circumstances. If Glass Lewis identifies a potential conflict of interest between it and a publicly-held company, it will disclose the relationship on the relevant research report and abstain from voting the proxy. The proxy is then directed to Los Angeles Capital to vote via Glass Lewis' online platform. In these instances the Director of Operations disseminates the proxy and all relevant information to the Committee for a vote. If during this process the Committee identifies a potential material conflict of interest between Los Angeles Capital and one of its clients, the client will be notified. Upon notification the client may issue a specific directive to Los Angeles Capital on how to vote. If the client issues a directive that clearly creates a conflict of interest for Los Angeles Capital, the client will be given the option of either: (i) voting its own proxy on that issue; or (ii) turning over the decision to another independent third party to vote. If no directive is issued by the client, the Committee will vote in such a way that, in the firm's opinion, fairly addresses the conflict in the best interest of the client. Three Committee members are required to vote on the issue.

In the event that Los Angeles Capital has not been granted authority to vote client securities, clients must make arrangements to receive their proxies or other solicitations directly from their custodian, transfer agent, or other third-party fiduciary that has been granted the authority to vote proxies. In this situation, clients should direct questions relating to a particular solicitation to their voting agent.

In the section captioned "Portfolio managers" the heading "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC and Robeco Investment Management, Inc." on page 155 of the SAI is replaced with the following:

PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc.

The section captioned "PACE Large Co Value Equity Investments—Institutional Capital LLC, Pzena Investment Management, LLC, Robeco Investment Management, Inc. and Los Angeles Capital Management and Equity Research, Inc." beginning on page 155 of the SAI is revised by adding the following as the final subsection of that section:

Los Angeles Capital Management and Equity Research, Inc.

Thomas D. Stevens, CFA, Hal W. Reynolds, CFA, and Daniel E. Allen, CFA, are primarily responsible for the day-to-day management of Los Angeles Capital's allocated portion of the fund's portfolio. The following table provides information relating to other accounts managed by them as of June 30, 2013:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	18	4	27
Number of Accounts Managed with Performance-Based Advisory Fees	1	3	5
Assets Managed (in millions)	$3,433	$1,272	$6,454
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,586	$1,154	$3,960

Potential conflicts of interest. While each client account is managed individually, Los Angeles Capital may, at any given time, purchase and/or sell the same securities for many accounts. In certain situations, transactions may not be aggregated with other orders entered at the same time in the same security, with the result that commission rates and execution prices for such account(s) may differ from those obtained on the aggregated transactions.

It is also possible that Los Angeles Capital may be purchasing or holding a security for one account, and selling the same security for another account. Additionally, it is possible for the firm to purchase or sell the same security for different accounts during the same trading day but at differing execution prices.

In the event that the trades in a client's managed account coincide or overlap with a proprietary Los Angeles Capital account, or a pooled account with proprietary assets in excess of 2%, it is the firm's policy to trade the client managed account(s) first and the accounts with proprietary interests last. If feasible, and if the impact upon liquidity and market impact is determined to be inconsequential, Los Angeles Capital may trade client managed accounts in conjunction with accounts with proprietary interests. Similarly traded names would receive the same execution price per share and will be subject to the procedures outlined above with respect to "aggregated transactions."

In some cases, Los Angeles Capital has entered into performance fee arrangements with qualified clients. Los Angeles Capital's portfolio managers may manage accounts that are charged a performance-based fee alongside those with standard asset-based fee schedules. Performance-based fee arrangements may create an incentive for Los Angeles Capital to recommend investments which may be riskier or more speculative than those which would be recommended under an asset based fee arrangement. Such fee arrangements also create an incentive to favor higher fee paying accounts over other accounts in the allocation of investment opportunities. Los Angeles Capital has designed and implemented procedures to ensure that all clients are treated fairly and equally, and to prevent this conflict from influencing the allocation of investment opportunities among clients. Clients' fee schedules do not factor into the portfolio construction process.

In selecting brokers and negotiating commissions for trade execution, the firm's general guiding principle is to obtain the best execution at the most favorable price. However, Los Angeles Capital will consider the following factors in evaluating a broker's capability to provide best execution: the broker's financial condition, the broker's responsiveness to the investment manager, the commission rate or spread involved, and the range of services offered by the broker.

Compensation. The portfolio managers are compensated based on Los Angeles Capital's profits rather than on the performance of particular accounts. The portfolio managers' compensation consists of a base salary and profit sharing which vests over a four-year period. Principals of Los Angeles Capital also receive distributions of Los Angeles Capital's profits.

Ownership of fund shares. As of June 30, 2013, none of the portfolio managers owned shares of the fund.

II.  PACE International Equity Investments

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Management process" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Management process" beginning on page 48 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the third and fourth paragraphs of that section in their entirety and inserting the following in their place:

J.P. Morgan uses an active Europe, Australasia, and Far East Opportunities strategy. J.P. Morgan applies a uniform valuation methodology across regions and sectors, and analysts conduct thorough analysis with a particular emphasis on a company's normalized (or mid-cycle) earnings and their intermediate growth rate. J.P. Morgan typically focuses on the most attractive companies, within a sector, that possess a catalyst for share price appreciation.

Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of global equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital also employs monitoring tools and certain additional constraints to ensure compliance with global short sale regulations. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark. While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. Los Angeles Capital closely monitors its short positions and borrowing costs.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Risk/return bar chart and table" beginning on page 49 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the sixth through eighth sentences of the first paragraph in their entirety and inserting the following in their place:

Mondrian assumed day-to-day management of a portion of the fund's assets on April 1, 2004. J.P. Morgan assumed day-to-day management of another portion of the fund's assets on November 8, 2010. Chautauqua assumed day-to-day management of a separate portion of the fund's assets on August 5, 2013. Los Angeles Capital assumed day-to-day management of another portion of the fund's assets on September 13, 2013.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Investment manager and advisors" on page 50 of the Multi-Class Prospectus and beginning on page 49 of the Class P Prospectus is revised by replacing that section in its entirety with the following:

UBS Global Asset Management (Americas) Inc. ("UBS Global AM") serves as the fund's manager. Mondrian, J.P. Morgan, Los Angeles Capital and Chautauqua serve as the fund's investment advisors.

The section captioned "PACE International Equity Investments Fund summary" and sub-headed "Portfolio managers" on page 50 of each of the Multi-Class Prospectus and Class P Prospectus is revised by deleting the second and third bullet points of that section in their entirety and inserting the following in their place:

•  J.P. Morgan—Jeroen Huysinga, Managing Director and a Portfolio Manager in the Global Equity Team, has been a portfolio manager of the fund since November 2010.

•  Los Angeles Capital—Thomas D. Stevens, CFA, Chairman and Principal, Hal W. Reynolds, CFA, Chief Investment Officer and Principal, and Daniel E. Allen, CFA, Director of Global Equities, have been portfolio managers of the fund since September, 2013.

The section captioned "More information about the funds—PACE International Equity Investments" and sub-headed "Management process" beginning on page 87 of the Multi-Class Prospectus and page 86 of the Class P Prospectus is revised by replacing the third sentence of the first paragraph of that section with the following:

Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors.

The section captioned "More information about the funds—PACE International Equity Investments" and sub-headed "Management process" beginning on page 87 of the Multi-Class Prospectus and page 86 of the Class P Prospectus is revised by deleting the third and fourth paragraphs in their entirety and inserting the following:

In managing its segment of the fund's assets, J.P. Morgan uses an active Europe, Australasia, and Far East Opportunities strategy, which represents a partnership between portfolio management and the firm's proprietary network of analysts. J.P. Morgan applies a uniform valuation methodology across regions and sectors, and analysts conduct thorough analysis with a particular emphasis on a company's normalized (or mid-cycle) earnings and their intermediate growth rate. J.P. Morgan typically focuses on the most attractive companies, within a sector, that possess a catalyst for share price appreciation in an effort to build a portfolio where stock selection is the primary source of added value.

In managing its segment of the fund's assets, Los Angeles Capital employs a "long/short" or "130/30" equity strategy. Los Angeles Capital buys securities "long" that it believes will outperform the market or decrease portfolio risk, and sells securities "short" that it believes will underperform the market. When Los Angeles Capital sells a security short, it may invest the proceeds from that sale in additional securities. (For example, if Los Angeles Capital were responsible for $100 of fund assets, it may take traditional long positions in equity securities with the full $100, borrow and sell short $30 of equity securities, and also invest long the $30 received upon the initial short sale, resulting in long/short equity exposure, as percentages of its assets, of "130/30".) Los Angeles Capital uses a proprietary quantitative model that includes fundamental data inputs for a universe of global equity securities and, through the use of statistical tools, estimates expected returns based on each security's risk characteristics and the expected return to each characteristic in the current market environment. Security weights, both long and short, are assigned through an integrated optimization process which identifies the portfolio with the highest expected return for an acceptable level of risk. Los Angeles Capital also employs monitoring tools and certain additional constraints to ensure compliance with global short sale regulations. The portfolio is rebalanced periodically using the quantitative model. Los Angeles Capital seeks to generate incremental investment returns above the fund's benchmark, while attempting to control investment risk relative to the benchmark.

While Los Angeles Capital does not set price targets or valuation constraints, it will sell or short sell a security if it no longer has the desired risk characteristics, or if there are concerns about a particular company's merits. As economic conditions change and investor risk preferences evolve, Los Angeles Capital's forecasts will change accordingly. Los Angeles Capital closely monitors its short positions and borrowing costs. In addition, Los Angeles Capital will ordinarily seek to almost fully invest its segment of the fund's portfolio.

The section captioned "Management" and sub-headed "PACE International Equity Investments" beginning on page 125 of the Multi-Class Prospectus and page 120 of the Class P Prospectus is revised by replacing the first sentence of the first paragraph of that section in its entirety with the following:

Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors.

The section captioned "Management" and sub-headed "PACE International Equity Investments" beginning on page 125 of the Multi-Class Prospectus and page 120 of the Class P Prospectus is revised by replacing the fourth through sixth paragraphs of that section in their entirety with the following:

J.P. Morgan is located at 270 Park Avenue, New York, New York 10017 and is an indirect wholly-owned subsidiary of JPMorgan Chase & Co., a bank holding company and global financial services firm. J.P. Morgan has a long tradition of asset management and is one of the world's premier financial institutions, widely respected for its capital strength, global investment expertise, and integrity. As of September 30, 2012, J.P. Morgan and its affiliates had over $1.4 trillion in assets under management. Jeroen Huysinga is primarily responsible for the day-to-day management for the portion of the fund managed by J.P. Morgan. Mr. Huysinga is a Managing Director and a portfolio manager in the Global Equities Team. An employee since 1997, Mr. Huysinga previously spent two years at Lombard Odier (UK) Ltd., where he was a Japanese equity portfolio manager. Prior to this, Mr. Huysinga held positions with the British Steel pension fund as a UK analyst and a Japanese equity portfolio manager, after beginning his career at Lloyds Bank. Mr. Huysinga has served as a portfolio manager of the fund since November 2010.

Los Angeles Capital is located at 11150 Santa Monica Boulevard, Suite 200, Los Angeles, California 90025, and has been in the investment management business since 2002. As of June 30, 2013, Los Angeles Capital had approximately $11.2 billion in assets under management. Los Angeles Capital uses a team approach in managing its portion of the fund's portfolio. Thomas D. Stevens, CFA, Hal W. Reynolds, CFA, and Daniel E. Allen, CFA share authority and responsibility for research and the day-to-day management of the fund's portfolio.

Thomas D. Stevens, CFA, Chairman and Principal, co-founded Los Angeles Capital in 2002. He is responsible for setting the firm's strategic goals and is also an integral member of the firm's portfolio management team. He has worked in investment management and has managed portfolios since 1976. Hal W. Reynolds, CFA, Chief Investment Officer and Principal, co-founded Los Angeles Capital in 2002. He oversees Los Angeles Capital's investment process and works closely with Los Angeles Capital's Director of Research to enhance elements of the stock selection, portfolio construction and trading processes. He has worked in investment management since 1982 and has managed investment portfolios since 1998. Daniel E. Allen, CFA, Director of Global Equities and Principal, joined Los Angeles Capital in 2009. He is responsible for developing global equity applications for clients and is a senior member of the Portfolio Management team and a member of the firm's Investment Committee. Previously, he was with Wilshire Associates Incorporated and Wilshire Consulting Division from 1983 to 1989 and again from 1993 to 2009. He has worked in investment management since 1983 and has worked with equity management, private markets asset management and in consulting.

The section captioned "The funds and their investment policies" and sub-headed "PACE International Equity Investments" beginning on page 12 of the SAI is revised by replacing the second through fourth sentences of the first paragraph of that section with the following:

Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua") currently serve as the fund's investment advisors. UBS Global AM, subject to Board oversight, allocates the fund's assets among the investment advisors who utilize investment strategies designed to achieve capital appreciation.

The section captioned "Investment advisory arrangements" and sub-headed "PACE International Equity Investments" beginning on page 99 of the SAI is revised by replacing that section in its entirety with the following:

Under the current Advisory Agreements for this fund with Mondrian Investment Partners Limited ("Mondrian"), J.P. Morgan Investment Management Inc. ("J.P. Morgan"), Los Angeles Capital Management and Equity Research, Inc. ("Los Angeles Capital") and Chautauqua Capital Management, LLC ("Chautauqua"), UBS Global AM (not the fund) pays Mondrian, J.P. Morgan, Los Angeles Capital and Chautauqua a fee based on the fund's average daily net assets that each manages. For the fiscal years ended July 31, 2012, July 31, 2011, and July 31, 2010, UBS Global AM paid or accrued investment advisory fees to the fund's investment advisor(s) of $2,392,285, $2,627,648 and $2,411,107, respectively, which represented approximately 0.31%, 0.30% and 0.29%, respectively, of the fund's net assets. The accrued investment advisory fees and percentages above reflect the fee schedule(s) in effect during the periods.

Mondrian is a limited company organized under the laws of the United Kingdom. Mondrian is controlled by members of Mondrian's management. J.P. Morgan is a wholly-owned indirect subsidiary of JPMorgan Chase & Co., a bank holding company and global financial services firm. J.P. Morgan may be identified in marketing materials by its marketing name, JPMorgan Asset Management. Los Angeles Capital is a California Subchapter S corporation founded in 2002 and is wholly-owned by its working principals. Chautauqua is a limited liability company wholly-owned by its employees.

In the section captioned "Proxy voting policies and procedures," the heading "PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc. and Chautauqua Capital Management, LLC" on page 136 of the SAI is replaced with the following:

PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc., Chautauqua Capital Management, LLC and Los Angeles Capital Management and Equity Research, Inc.

The section captioned "PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc., Chautauqua Capital Management, LLC and Los Angeles Capital Management and Equity Research, Inc." beginning on page 136 of the SAI is revised by adding the following as the final subsection of that section:

Los Angeles Capital Management and Equity Research, Inc. For information regarding the proxy voting policies of Los Angeles Capital, please see the above language in this section under "PACE Large Co Value Equity Investments."

In the section captioned "Portfolio managers" the heading "PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc. and Chautauqua Capital Management, LLC" on page 173 of the SAI is replaced with the following:

PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc., Chautauqua Capital Management, LLC and Los Angeles Capital Management and Equity Research, Inc.

The section captioned "PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc., Chautauqua Capital Management, LLC and Los Angeles

Capital Management and Equity Research, Inc." beginning on page 173 of the SAI is revised by adding the following as the final subsection of that section:

Los Angeles Capital Management and Equity Research, Inc.

Thomas D. Stevens, CFA, Hal W. Reynolds, CFA, and Daniel E. Allen, CFA, are primarily responsible for the day-to-day management of Los Angeles Capital's allocated portion of the fund's portfolio. The following table provides information relating to other accounts managed by them as of June 30, 2013:

	Registered investment companies	Other pooled investment vehicles	Other accounts
Number of Accounts Managed	18	4	27
Number of Accounts Managed with Performance-Based Advisory Fees	1	3	5
Assets Managed (in millions)	$3,433	$1,272	$6,454
Assets Managed with Performance-Based Advisory Fees (in millions)	$1,586	$1,154	$3,960

Potential conflicts of interest. For information regarding potential conflicts of interest of Los Angeles Capital, please see the above language in this section under "PACE Large Co Value Equity Investments."

Compensation. For information regarding the compensation policies of Los Angeles Capital, please see the above language in this section under "PACE Large Co Value Equity Investments."

Ownership of fund shares. As of June 30, 2013, none of the portfolio managers owned shares of the fund.

The section captioned "PACE International Equity Investments—Mondrian Investment Partners Limited, J.P. Morgan Investment Management Inc., Chautauqua Capital Management, LLC and Los Angeles Capital Management and Equity Research, Inc." beginning on page 173 of the SAI is revised by deleting the first paragraph, the following two charts and the next two sentences under the subsection captioned "J.P. Morgan Investment Management Inc. " in their entirety and inserting the following in its place:

Jeroen Huysinga is the portfolio manager responsible for the day-to-day management of J.P. Morgan's portion of the fund's assets. The following table provides information relating to other accounts managed by Mr. Huysinga as of July 31, 2012:

PLEASE BE SURE TO RETAIN THIS IMPORTANT INFORMATION FOR YOUR FUTURE REFERENCE.

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